COMMITMENTS AND CONTINGENCIES (Details - Lease cost) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease right of use asset, gross	$ 243,550	$ 243,550
Operating lease right of use asset, accumulated depreciation	(214,446)	(183,767)
Operating lease right of use asset	29,104	59,783
Operating lease liability	29,865	61,180
Operating lease liability, current	(29,865)	(42,305)
Operating lease liability, noncurrent	$ 0	$ 18,875